CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 18, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities
(Loss)/income before tax	¥ (236,558)			¥ (94,297)
Adjustments for:
Depreciation and amortization	14,931
Loss on disposal of property and equipment and intangible assets	1,675
Impairment of trade receivables	528			16,329
Share-based compensation	10,514
Foreign exchange losses/(gains)	2,641
Finance income	(779)
Finance costs	29,503
Changes in working capital:
Decrease/(increase) in inventories	1,318
Decrease/(increase) in trade receivables, prepayments and other current assets	190,197
(Increase)/decrease in amounts due from related parties	(66,780)
(Decrease)/increase in trade payables, contract liabilities, accrued expenses and other current liabilities	(30,357)
Increase/(decrease) in amounts due to related parties	1,852
Changes in other non-current assets and liabilities	(128)
Interest received	1,011
Net cash flows (used in)/from operating activities	(80,432)
Cash flows from investing activities
Purchases of property and equipment	(43,188)
Purchases of intangible assets	(2,483)
Net cash flows used in investing activities	(45,671)
Cash flows from financing activities
Lease payments	(9,702)
Net cash flows (used in)/from financing activities	(9,702)
Net (decrease)/increase in cash and cash equivalents	(135,805)
Effect of foreign exchange rate changes, net	(4,895)
Cash and cash equivalents at beginning of period	1,494,000
Cash and cash equivalents at end of period			¥ 1,494,000
Predecessor
Cash flows from operating activities
(Loss)/income before tax		¥ (159,954)		(94,297)	¥ 68,356
Adjustments for:
Depreciation and amortization		329,453		138,639	115,908
Loss on disposal of property and equipment and intangible assets		723		355	243
Gain on modification of leases		(89)
Impairment of trade receivables		6,512		16,329	16,571
Share-based compensation		34,403		18,418	(12,856)
Foreign exchange losses/(gains)		13,120		34,190	22,850
Liquidation of a foreign operation				(26,429)
Gain on disposal of an associate					(29,618)
Finance income		(2,127)		(2,543)	(1,862)
Finance costs		132,730		19,420	13,408
Changes in working capital:
Decrease/(increase) in inventories		(600)		(17,489)	(9,595)
Decrease/(increase) in trade receivables, prepayments and other current assets		(174,485)		(7,529)	(53,251)
Decrease in restricted cash		26,272		1,717	10,280
(Increase)/decrease in amounts due from related parties		32,527		(3,742)	6,580
(Decrease)/increase in trade payables, contract liabilities, accrued expenses and other current liabilities		181,214		137,433	115,880
Increase/(decrease) in amounts due to related parties		(348)		1,841	(6,117)
Changes in other non-current assets and liabilities		1,915		(1,019)	8,236
Interest received		1,979		2,506	1,811
Interest paid		(30,462)		(21,589)	(14,279)
Income tax paid		(76,144)		(65,231)	(61,325)
Net cash flows (used in)/from operating activities		316,639		130,980	191,220
Cash flows from investing activities
Purchases of property and equipment		(337,289)		(517,924)	(380,298)
Purchases of intangible assets		(4,482)		(12,693)	(4,552)
Proceeds from disposal of an associate, net of transaction costs					262,875
Amounts due from related parties				(4,331)	(7,875)
Net cash flows used in investing activities		¥ (341,771)		(534,948)	(129,850)
Cash flows from financing activities
Proceeds from interest-bearing bank borrowings				126,386	203,766
Repayments of interest-bearing bank borrowings			(22,097)	(22,751)	(37,317)
Lease payments			(167,864)
Net cash flows (used in)/from financing activities			(189,961)	103,635	233,681
Net (decrease)/increase in cash and cash equivalents			(215,093)	(300,333)	295,051
Effect of foreign exchange rate changes, net			5,642	5,034	(19,619)
Cash and cash equivalents at beginning of period	¥ 387,162			¥ 891,912	616,480
Cash and cash equivalents at end of period			¥ 387,162		¥ 891,912